capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
capital structure financial policies
EBITDA	$ 5,494	$ 5,554
Deduct non-cash gains from the sale of property, plant and equipment	(4)	(21)
Restructuring and other costs, net of disbursements	35	(36)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing	43	(118)
Effects of lease principal	(365)	(333)
Leases accounted for as finance leases prior to adoption of IFRS 16	86	108
Share-based compensation expense, net	27	(2)
Net employee defined benefit plans expense	102	78
Employer contributions to employee defined benefit plans	(51)	(41)
Interest paid	(740)	(714)
Interest received	13	7
Capital expenditures (excluding spectrum licences)	(2,775)	(2,906)
Free cash flow before income taxes	1,865	1,576
Income taxes paid, net of refunds	(430)	(644)
Free cash flow	1,435	932
Capital expenditures (excluding spectrum licences)	2,775	2,906
Adjustments to reconcile to cash provided by operating activities	364	89
Cash provided by operating activities	$ 4,574	$ 3,927